Consolidated Statements of Shareholders' (Deficit) / Equity (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as of, Value at Dec. 31, 2010	$ 274,665	$ 1	$ 279,278	$ (4,614)
Balance as of, Shares at Dec. 31, 2010		7,314,931
Issuance of non-vested shares, shares		3,332
Redemption of partial shares due to reverse stock split, shares		(601)
Stock Based Compensation	14	0	14	0
Net income (loss) for the year ended	(197,756)	0	0	(197,756)
Balance as of, value at Dec. 31, 2011	76,923	1	279,292	(202,370)
Balance as of, shares at Dec. 31, 2011		7,317,662
Stock Based Compensation	15	0	15	0
Net income (loss) for the year ended	(193,768)	0	0	(193,768)
Issuance of commons stock, value	10,000	0	10,000	0
Issuance of common stock, shares		4,641,620
Sale of subsidiary to entity under common control	5,213		5,213
Balance as of, value at Dec. 31, 2012	(101,617)	1	294,520	(396,138)
Balance as of, shares at Dec. 31, 2012		11,959,282
Stock Based Compensation	15	0	15	0
Net income (loss) for the year ended	10,907	0	0	10,907
Cancellation of equity incentive plan shares		(11)
Balance as of, value at Dec. 31, 2013	$ (90,695)	$ 1	$ 294,535	$ (385,231)
Balance as of, shares at Dec. 31, 2013		11,959,271